NOTE 13 - SUBSEQUENT EVENTS (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
NOTE 13 - SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

As disclosed in Note 1, through March 2013, the Company provided health care services in South Florida.

As disclosed in Note 12, in March 2013, management decided to exit the health care provider business and change the Company's strategy in order to focus on its interior design business.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through September 23, 2013, the date the financial statements were issued.